Equity Securities, Net Gains (Losses) from Measurement Alternative Equity Securities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Net Gains (Losses) from Measurement Alternative Equity Securities
Total net gains (losses) from equity securities not held for trading	$ 1,070	$ (441)	$ (806)
Measurement alternative [Member] | Nonmarketable equity securities [Member]
Net Gains (Losses) from Measurement Alternative Equity Securities
Gross unrealized gains from observable price changes	758	607	1,115
Gross unrealized losses from observable price changes	(9)	(29)	(14)
Impairment write-downs	(618)	(1,113)	(2,263)
Net realized gains (losses) from sale	227	42	98
Total net gains (losses) from equity securities not held for trading	$ 358	$ (493)	$ (1,064)